Concentrations (10K) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			62.00%	77.00%	73.00%	81.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			38.00%	46.00%	44.00%	47.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			24.00%			15.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					19.00%	19.00%
Accounts Receivable [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				12.00%
Accounts Receivable [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				19.00%
Accounts Receivable [Member] | Customer Eight [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%
Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	39.00%	45.00%	35.00%	35.00%	63.00%
Sales Revenue, Services, Net [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		17.00%	12.00%	11.00%		15.00%
Sales Revenue, Services, Net [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%					10.00%
Sales Revenue, Services, Net [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	12.00%		10.00%	12.00%	16.00%
Sales Revenue, Services, Net [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage						10.00%
Sales Revenue, Services, Net [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage						12.00%
Sales Revenue, Services, Net [Member] | Customer Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%	16.00%		12.00%
Sales Revenue, Services, Net [Member] | Customer Seven [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			17.00%	14.00%	11.00%